Organization and Business Description - Schedule of Company’s Subsidiaries (Details) - Subsidiaries [Member]	6 Months Ended
Jun. 30, 2026
YD Network Technology Company Limited [Member]
Subsidiaries
Date of incorporation/ acquisition	Dec. 01, 2025
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Everbright Solutions Limited (“Everbright”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Jan. 13, 2026
Place of incorporation	British Virgin Islands
Percentage of direct or indirect economic interest	100.00%
Aquasource Management Company Limited (“Aquasource”) [Member]
Subsidiaries
Date of incorporation/ acquisition	Feb. 05, 2026
Place of incorporation	Hong Kong
Percentage of direct or indirect economic interest	100.00%
Shenzhen Qiyaoxing Management Consulting Co., Ltd. [Member]
Subsidiaries
Date of incorporation/ acquisition	Mar. 25, 2026
Place of incorporation	PRC
Percentage of direct or indirect economic interest	100.00%